Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income tax (benefit) at the federal statutory rate	$ (1,264)	$ (1,364)
State income tax benefit	$ (216)	$ (233)
Credits
Prior year true up to return	$ 128	$ 5,758
Permanent items and other	206	81
Change in valuation allowance	$ 1,146	$ (4,242)
Income tax expense